BUSINESS ACQUISITION	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
BUSINESS ACQUISITION

NOTE C – BUSINESS ACQUISITION

As discussed in NOTE A – ORGANIZATION, the Company acquired Lyell Environmental Services, Inc. (“Lyell”) on October 19, 2021. Lyell provides remediation services, such as removal of hazardous materials, to primarily business and institutional customers.

The identifiable assets of Lyell at:	October 19, 2021

Accounts receivable	$95,453
Property and equipment, net	20,557
Customer lists and covenant not to compete	1,083,333
Accounts payable	(4,981)

Total identifiable net assets	$1,194,362

The consideration paid for Lyell was:

Cash	$1,050,000
Promissory note	186,538
2,000,000 shares of DGWR common stock	44,000

Total consideration	$1,280,538

The $86,176 excess of the total consideration ($1,280,538) over the total identifiable net assets of Lyell ($1,194,362) was recorded as goodwill.

For the three months ended March 31, 2022, revenues and net loss of Lyell included in the accompanying consolidated statement of operations was $170,452 and $116,201, respectively.

NOTE C – BUSINESS ACQUISITION

As discussed in NOTE A – ORGANIZATION, the Company acquired Lyell Environmental Services, Inc. (“Lyell”) on October 19, 2021. Lyell provides remediation services, such as removal of hazardous materials, to primarily business and institutional customers.

The identifiable assets of Lyell at:	October 19, 2021

Accounts receivable	$95,453
Property and equipment, net	20,557
Customer lists and covenant not to compete	1,083,333
Accounts payable	(4,981)

Total identifiable net assets	$1,194,362

The consideration paid for Lyell was:

Cash	$1,050,000
Promissory note	186,538
2,000,000 shares of DGWR common stock	44,000

Total consideration	$1,280,538

The $86,176 excess of the total consideration ($1,280,538) over the total identifiable net assets of Lyell ($1,194,362) has been recorded as goodwill.

For the period October 19, 2021 (date of acquisition) to December 31, 2021, revenues and net loss of Lyell included in the accompanying consolidated statement of operations was $200,705 and $18,942, respectively.

Had Lyell been acquired on January 1, 2021, unaudited pro forma revenues and pro forma net loss of the Company for the year ended December 31, 2021 would have been $1,787,833 and ($3,312,957), respectively. Pro forma information for the year ended December 31, 2020 is not practicable to present.